Options	12 Months Ended
Dec. 31, 2024
Options [Abstract]
OPTIONS

NOTE 11 - OPTIONS

Option plan:

On January 11, 2015, the Company’s Board of Directors approved and adopted the 2015 Share Incentive Plan (the “Plan”), pursuant to which the Company’s Board of Directors may award options to purchase the Company’s Ordinary Shares as well as restricted shares, RSUs and other share-based awards to designated participants. Subject to the terms and conditions of the Plan, the Company’s Board of Directors has full authority in its discretion, from time to time and at any time, to determine (i) the designate participants; (ii) the terms and provisions of the respective award agreements, including, but not limited to, the number of options to be granted to each optionee, the number of shares to be covered by each option, provisions concerning the time and the extent to which the options may be exercised and the nature and duration of restrictions as to the transferability or restrictions constituting substantial risk of forfeiture and to cancel or suspend awards, as necessary; (iii) determine the fair market value of the shares covered by each award; (iv) make an election as to the type of approved 102 Option under Israeli tax law; (v) designate the type of options; (vi) take any measures, and to take actions, as deemed necessary or advisable for the administration and implementation of the Plan; (vii) interpret the provisions of the Plan and to amend from time to time the terms of the Plan.

On May 22, 2024, the Company’s Board of Directors approved to increase the number of Ordinary Shares, reserved out of the Company’s registered share capital, to be issued under the Plan by additional 1,000,000 Ordinary Shares.

The Plan permits the grant of up to 3,069,280 share Ordinary Shares subject to adjustments set in the Plan. As of December 31, 2024, considering the effect of previously exercised options, there were 1,012,006 Ordinary Shares available for future issuance under the Plan.

The following table presents the Company’s option activity for employees and members of the Board of Directors of the Company under the Plan for the years ended December 31, 2024, 2023 and 2022:

	Number of Options	Weighted Average Exercise Price	Weighted average remaining contractual life	Intrinsic value
		$	(years)	$

Outstanding as of December 31, 2021	1,367,168	1.75	5.72	4,860
Granted	286,875	1.83	-	-
Forfeited or expired	(83,052)	1.45	-	-
Outstanding as of December 31, 2022	1,570,991	1.78	4.97	2,435
Exercisable as of December 31, 2022	1,048,297	1.70	3.2	1,677

	Number of Options	Weighted Average Exercise Price	Weighted average remaining contractual life	Intrinsic value
		$	(years)	$

Outstanding as of December 31, 2022	1,570,991	1.78	4.97	2,435
Granted	151,600	2.88	-	-
Exercised	(168,447)	0.29	-	-
Forfeited or expired	(258,777)	1.81	-	-
Outstanding as of December 31, 2023	1,295,367	2.09	6.04	84
Exercisable as of December 31, 2023	863,616	2.07	4.70	84
	Number of Options	Weighted Average Exercise Price	Weighted average remaining contractual life	Intrinsic value
		$	(years)	$

Outstanding as of December 31, 2023	1,295,367	2.09	6.04	84
Granted	462,200	4.51	-	-
Exercised	(401,031)	1.98	-	-
Forfeited or expired	(11,500)	2.65	-	-
Outstanding as of December 31, 2024	1,345,036	2.95	7.17	2,677
Exercisable as of December 31, 2024	641,851	2.15	5.12	1,786

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the deemed fair value of the Company’s Ordinary Shares on the last day of each of the applicable reported period and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all options holders exercised their options on December 31 of each of the reported period. This amount is impacted by the changes in the fair market value of the Company’s Ordinary Share.

The outstanding and exercisable options as of December 31, 2024 were separated into range of exercise prices, as follows:

Exercise price	Options outstanding as of December 31, 2024	Weighted average remaining contractual term	Options exercisable as of December 31, 2024	Weighted average remaining contractual term
		(years)		(years)

-	17,680	2.20	17,680	2.20
1.14	82,580	2.04	82,580	2.04
1.47	7,200	9.09	-	-
1.48	50,000	8.70	15,625	8.70
1.74	12,800	8.30	4,800	8.30
1.83	565,974	6.53	401,950	6.04
2.79	6,400	8.59	2,000	8.59
2.97	69,600	9.87	-	-
3.20	5,002	6.64	4,064	6.64
3.59	28,800	9.74	-	-
4.00	76,000	8.17	44,352	8.17
4.17	28,800	1.03	28,800	1.03
4.96	315,200	9.56	-	-
5.02	39,000	9.49	-	-
5.12	40,000	1.04	40,000	1.04
	1,345,036		641,851

The weighted average grant date fair value of options granted during the years ended December 31, 2024, 2023 and 2022 was $2.78, $1.66 and $0.51 per option, respectively.

During the years ended December 31, 2024 and 2023, 401,031 and 168,447 options were exercised for total amount of $795 and $49, respectively. During the year ended December 31, 2022, options have not been exercised.

The following table presents the assumptions used to estimate the fair values of the options granted in the reported periods:

	Year ended December 31
	2024	2023	2022

Volatility (%)	52.71%-73.53%	60.48%-61.49%	61.49%
Risk-free interest rate (%)	3.6%-4.4%	3.7%-4.3%	3.64%-3.85%
Dividend yield (%)	-	-	-
Expected life (years)	6.25	6.25	6.25
Exercise price ($)	1.47-5.02	1.48-4.00	1.83
Share price ($)	1.72-5.24	1.48-3.73	3.30

As of December 31, 2024, there was $1,633 of unrecognized compensation expenses related to unvested options, that are expected to be recognized on a straight-line basis over the requisite service period, which results in weighted average period of approximately 1.54 years.

The total compensation cost related to all of the Company’s equity-based awards recognized during the years ended December 31, 2024, 2023 and 2022 was comprised as follows:

	Year ended December 31
	2024	2023	2022

Research and development	$185	$216	$144
Sales and marketing	20	41	49
General and administrative	213	106	29
	$418	$363	$222